P-PS-SAI SUP-2 121814

POWERSHARES INDIA EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED DECEMBER 18, 2014

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED FEBRUARY 28, 2014

Effective immediately, Kapil Dev Joory and Graeme J. Proudfoot resigned from their positions as Trustees of the PowerShares India Exchange-Traded Fund Trust (the “Trust”).

Please Retain This Supplement For Future Reference.

P-PS-SAI SUP-2 121814